Share-Based Compensation - Summary of Key Assumptions for Options Granted (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees		9.50%	9.50%
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and all other employees	9.60%